Summary of significant accounting policies (Policy)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
The Company and basis of presentation and consolidation

(a) The Company and basis of presentation and consolidation

The Group is principally engaged in residential real estate development and the provision of property management services. The Group’s operations are conducted mainly in the People’s Republic of China (“PRC”). In 2012, the Group expanded its business into the U.S. residential real estate market. The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

 These unaudited condensed consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2015. Accordingly, these unaudited condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2016 are not necessarily indicative of results to be expected for any other interim period or for the full year of 2015. The condensed consolidated balance sheet as of December 31, 2015 was derived from the audited consolidated financial statements at that date but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2015.

Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. Where there is a loss of control of a subsidiary, the unaudited condensed consolidated financial statements include the results for the part of the reporting year during which the Group has control.

In accordance with ASC 810, Consolidation, Henan Quansheng, Henan Shunsheng and Zhengzhou Shengdao as of June 30, 2016 and Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao as of December 31, 2015 are variable interest entities as they were not established with sufficient equity at risk to finance their activities without additional subordinated financial support. As of December 31, 2015, the Company was considered as the primary beneficiary of Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao, as it has the power to direct the activities of Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao that most significantly impact their economic performance and has the obligation to absorb the losses and the right to receive benefits from Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao through its voting interest underlying the 95%, the 90% and the 80% equity interests, respectively, in accordance with PRC Company Law and the articles of association of Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao, respectively. Based on the above, Jinan Wanzhuo, Henan Quansheng and Zhengzhou Shengdao are consolidated by the Company. As of June 30, 2016, the Company is considered as the primary beneficiary of Henan Quansheng, Henan Shunsheng and Zhengzhou Shengdao, as it has the power to direct the activities of Henan Quansheng, Henan Shunsheng and Zhengzhou Shengdao that most significantly impact their economic performance and has the obligation to absorb the losses and the right to receive benefits from Henan Quansheng, Henan Shunsheng and Zhengzhou Shengdao through its voting interest underlying the 90%, the 90% and the 80% equity interests, respectively, in accordance with PRC Company Law and the articles of association of Henan Quansheng, Henan Shunsheng and Zhengzhou Shengdao, respectively. Based on the above, Henan Quansheng, Henan Shunsheng and Zhengzhou Shengdao are consolidated by the Company.

Jinan Wanzhuo, with registered capital of US$48.8 million (RMB300.0 million), was established by the Company on December 4, 2013, for the purpose of undertaking a residential property development project in Jinan, Shandong province. On June 24, 2014 (“transaction date”), an unrelated asset management company purchased 5% of the equity interest in Jinan Wanzhuo and lent US$111.7 million (RMB685.0 million) to Jinan Wanzhuo. The loan is for a two-year term and bears interest at an annual rate of 11.24%. As of December 31, 2015, Jinan Wanzhuo had one project under construction. Pursuant to the share purchase agreement, the 5% of non-controlling equity interest of Jinan Wanzhuo will be repurchased by the Company in cash at the earlier of the second anniversary of the transaction date or the first anniversary of the transaction date when the Company requested to repurchase the 5% equity interest of Jinan Wanzhuo above. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480, Distinguishing Liabilities From Equity. On June 21, 2016, the Company repurchased the 5% equity interest of Jinan Wanzhuo from Ping’an and Jinan Wanzhuo ceased to be VIE.

Zhengzhou Shengdao, with registered capital of US$3.3 million (RMB20.0 million), was established by the Company on October 14, 2013, for the purpose of undertaking a residential property development project in Zhengzhou, Henan province. On March 5, 2015 (“transaction date”), an unrelated asset management company purchased 20% of the equity interest in Zhengzhou Shengdao and lent US$86.0 million (RMB526.0 million) to Zhengzhou Shengdao. The loan is for a two-year term and bears interest at an annual rate of 10.984%. As of June 30, 2016, Zhengzhou Shengdao had two projects under construction. Pursuant to the share purchase agreement, the 20% of non-controlling equity interest of Zhengzhou Shengdao will be repurchased by the Company in cash at the earlier date of the second anniversary or 18 months of the transaction date when the Company requests to repurchase the 20% equity interest of Zhengzhou Shengdao above. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480, Distinguishing Liabilities From Equity. In addition, since the Company planned to repurchase the 20% equity interest of Zhengzhou Shengdao within the next 12 months, the liability is classified as current liability as of June 30, 2016.

Henan Quansheng, with registered capital of US$6.5 million (RMB40.0 million), was established by the Company on January 14, 2015, for the purpose of undertaking a residential property development project in Zhengzhou, Henan province. On March 23, 2015 (“transaction date”), an unrelated trustee company purchased 10% of the equity interest in Henan Quansheng and lent US$38.1 million (RMB233.0 million) to Henan Quansheng. The loan is for a two-year term and bears interest at an annual rate of 11%. As of June 30, 2016, Henan Quansheng had one project under construction. Pursuant to the share purchase agreement, the 10% of non-controlling equity interest of Henan Quansheng will be repurchased by the Company in cash at the earlier date of the second anniversary or the date stated on the purchase notice sent by the unrelated trustee company when certain conditions were met. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480, Distinguishing Liabilities From Equity. In addition, since the Company planned to repurchase the 10% equity interest of Henan Quansheng within the next 12 months, the liability is classified as current liability as of June 30, 2016.

Henan Shunsheng, with registered capital of US$4.5 million (RMB30.0 million), was established by the Company on January 13, 2016, for the purpose of undertaking a residential property development project in Zhengzhou, Henan province. On March 31, 2016 (“transaction date”), an unrelated trustee company purchased 10% of the equity interest in Henan Shunsheng and lent US$43.3 million (RMB287.0 million) to Henan Shunsheng. The loan is for a two-year term and bears interest at an annual rate of 9%. As of June 30, 2016, Henan Shunsheng had one project under construction. Pursuant to the share purchase agreement, the 10% of non-controlling equity interest of Henan Shunsheng will be repurchased by the Company in cash at the earlier of the second anniversary date, or the date the Company elects to repurchase the 10% equity interest of Henan Shunsheng. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as liability in accordance with ASC 480, Distinguishing Liabilities From Equity. In addition, since the Company has no intention to repurchase the 10% equity interest of Henan Shunsheng within the next 12 months, the liability is classified as non-current liability as of June 30, 2016.

The carrying amounts and classifications of the assets and liabilities of the VIEs are as follows:

	December 31, 2015	June 30, 2016
	US$ (Audited)	US$ (Unaudited)
Current assets	412,763,119	257,593,597
Non-current assets	7,469,208	11,218,510

Total assets	420,232,327	268,812,107

Current liabilities	262,759,976	220,164,997
Non-current liabilities	66,219,046	452,407

Total liabilities	328,979,022	220,617,404

The financial performance and cash flows of the VIEs are as follows:

	Six months ended June 30
	2015	2016
	US$ (Unaudited)	US$ (Unaudited)
Revenue	47,544,639	97,735,245
Cost of revenue	(41,274,288)	(69,973,777)
Net income	502,698	2,432,349
Net cash (used in)/provided by operating activities	(83,225,914)	17,690,147
Net cash used in investing activities	(5,951,126)	(4,627,334)
Net cash provided by financing activities	98,722,047	20,839,240

As of June 30, 2016, the current assets of the VIEs included amounts due to subsidiaries of the Group of US$ 18,973,048 (December 31, 2015: US$55,881,889), which was eliminated upon consolidation by the Company.

As of June 30, 2016, the land use rights included in real estate property under development of the VIEs of US$185,765,917 (December 31, 2015: US$289,057,933) were pledged as collateral for other debt. Creditors of the VIEs have no recourse to the general credit of the primary beneficiary.

The VIEs contributed 16.0% (Six-month period ended June 30, 2015: 10.8%) of the Company’s consolidated revenues for the six-month period ended June 30, 2016.

Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the unaudited condensed consolidated financial statements. Estimates are used for, but not limited to, the selection of the useful lives of property and equipment and capital lease, allowance for doubtful debt associated with accounts receivable, other receivables, deposit for land use rights, other deposits and prepayments and advances to suppliers, fair values of the purchase price allocation with respect to business combinations, revenue recognition for percentage of completion method, accounting for the share-based compensation, classification of financial instruments, accounting for mandatorily redeemable non-controlling interests, accounting for deferred income taxes, impairment of real estate properties under development, real estate properties held for lease and long-term investments, and provision necessary for contingent liabilities. Management analyzed the forecasted cash flows for the twelve months from June 30, 2016, which indicates that the Group will have sufficient liquidity from cash flows generated by operations and existing credit facilities and therefore will be sufficient financial resources to settle borrowings and payables that will be due in the next twelve months. Management believes that the estimates utilized in preparing its unaudited condensed consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates.

Foreign currency translation

(c) Foreign currency translation

The Group’s financial information is presented in U.S. dollars. The functional currency of the Company is U.S. dollars. The functional currency of the Company’s subsidiaries in the PRC is Renminbi (“RMB”), the currency of the PRC. The functional currency of the Company’s subsidiaries in Malaysia is Malaysian Ringgit (“MYR”), the currency of the Malaysia. The functional currency of the Company’s subsidiaries other than those in the PRC and Malaysia is U.S. dollars. Transactions by the Company’s subsidiaries which are denominated in currencies other than RMB are remeasured into RMB at the exchange rate quoted by the People’s Bank of China (“PBOC”) prevailing on the dates of the transactions. Exchange gains and losses resulting from transactions denominated in a currency other than RMB are included in the consolidated statements of comprehensive income as exchange gains. The unaudited condensed consolidated financial statements of the Company’s subsidiaries have been translated into U.S. dollars in accordance with ASC 830, Foreign Currency Matters. The PRC subsidiaries’ financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates as to assets and liabilities and average exchange rates as to revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in shareholders’ equity.

	June 30, 2015	December 31, 2015	June 30, 2016
	(Unaudited)	(Audited)	(Unaudited)
Period end RMB: US$ exchange rate	6.1136	6.4936	6.6312
Period average RMB: US$ exchange rate	6.1287	6.2272	6.5309

RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Senior Secured Notes

(d) Senior Secured Notes

On May 3, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 due May 3, 2018 (the “May 2018 Senior Secured Notes”) at a coupon rate of 13.25% per annum payable semi-annually. Interest is payable on May 3 and November 3 of each year, commencing November 3, 2013. Given that the May 2018 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the May 2018 Senior Secured Notes under the requirements of ASC 815, Derivatives and Hedging. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the May 2018 Senior Secured Notes. The May 2018 Senior Secured Notes were issued at par.

On December 6, 2013, the Company issued notes with an aggregate principal amount of US$200,000,000 due on June 6, 2019 (the "June 2019 Senior Secured Notes") at a coupon rate of 13% per annum payable semi-annually. Interest is payable on June 6 and December 6 of each year, commencing June 6, 2014. Given that the June 2019 Senior Secured Notes is debt in its legal form and is not a derivative in its entirety, it has been classified as other long-term debt. The Company has evaluated and determined that there was no embedded derivative requiring bifurcation from the June 2019 Senior Secured Notes under the requirements of ASC 815. The embedded redemption options and repurchase features did not qualify for derivative accounting because the embedded derivatives were considered clearly and closely related to the characteristics of the June 2019 Senior Secured Notes. The June 2019 Senior Secured Notes were issued at par.

 On February 13, 2015, through a consent solicitation to the holders of the May 2018 Secured Notes and the June 2019 Secured Notes, the Company amended the May 2018 and June 2019 Indentures (collectively, known as the “Indentures”) to provide it with additional flexibility in pursuing new business opportunities and new sources of capital. The amendments to the Indentures include changes to: (i) incur additional Indebtedness (as defined in the Indentures) in furtherance of the Company's business plans; (ii) make certain Restricted Payments (as defined in the Indentures) and Permitted Investments (as defined in the Indentures); and (iii) make certain deemed Investments (as defined in the Indentures) without having to satisfy the Fixed Charge Coverage Ratio (as defined in the Indentures) requirement. The amendments also amend (i) the “Limitation on Issuances of Guarantees by Restricted Subsidiaries” covenant in the Indentures to the extent that the Company believes necessary as a result of the amendments to other covenants and (ii) the “Limitation on Asset Sales” covenant in the Indentures to remove the Fixed Charge Coverage Ratio requirement for Asset Dispositions (as defined in the Indentures). The amendments also amended certain related definitions in the Indentures. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges.

On February 3, 2016, through a consent solicitation to the holders of the May 2018 Secured Notes and the June 2019 Secured Notes, the Company amended the Indentures to provide it with additional flexibility in pursuing new business opportunities and new sources of capital. The amendments to the Indentures include: (i) amending the provisions relating to future Subsidiary Guarantors, JV Subsidiary Guarantors and pledged subsidiary Capital Stock (each, as defined in the Indentures); (ii) amending the “Limitation on Indebtedness and Preferred Stock” covenant; (iii) amending the “Limitation on Transactions with Shareholders and Affiliates” covenant and the provisions relating to “Designation of Restricted Subsidiaries and Unrestricted Subsidiaries”; (iv) amending the definition of “Permitted Investment” and the “Limitation on Restricted Payments” covenant; and (v) removing the “Limitation on the Company’s Business Activities” covenant and amend the related definitions and provisions. The amendments also clarify certain other provisions in the Indentures.

Change of accounting policy

(e) Change of accounting policy

On January 1, 2016, the Company adopted Accounting Standards Update (“ASU”) No. 2015-03, “Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs” and, as a result, the Company reclassified deferred debt issuance costs for all periods presented such that costs are included as a discount to other long-term debt on the accompanying condensed consolidated balance sheets.

Earnings per share

(f) Earnings per share

Earnings per share are calculated in accordance with ASC 260, “Earnings Per Share”. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common shares issuable upon the conversion of the convertible note, were included in diluted earnings per common share computation for the period during which they were outstanding using the if-converted method. Common share equivalents consists of common shares issuable upon the exercise of the share options and vesting of restricted shares units using treasury stock method. Common equivalents shares are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive. The non-vested options granted with performance conditions are excluded in the computation of diluted EPS unless the options are dilutive and unless their conditions (a) have been satisfied at the reporting date or (b) would have been satisfied if the reporting date was the end of the contingency period.

Short-term investments

(g) Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. The Company accounts for its investments in debt and equity securities in accordance with ASC 320-10 (“ASC 320-10”), Investments-Debt and Equity Securities: Overall. The Company classifies the investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which such gains or losses are realized.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Realized gains and losses, and unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on available-for-sale securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Fair value of financial instruments

(h) Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, restricted deposit, short-term investments, accounts receivable, other deposits and prepayments, due from employees, due from related party, other receivables, investment in joint venture and other long-term investment, accounts payable, customer deposits, other payables and accrued liabilities, and borrowings. The carrying amounts of cash and cash equivalents, restricted cash, restricted deposit, short-term investments, accounts receivable, other deposits and prepayments, due from employees, due from related party, other receivables, accounts payable, customer deposits, other payables and accrued liabilities, and short-term bank borrowings approximate their fair value due to the short term maturities of these instruments. The Group is exposed to credit risk for financial assets and its maximum amount of loss in the event of non-performance by the counterparty is the recorded amount. The Group generally does not require collateral for its financial assets or liabilities, except as disclosed in Note 7, Note 8 and Note 9. Trading securities were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in profit and loss. Available-for-sale securities were initially recognized at cost and subsequently remeasured at the end of each reporting period with the adjustment in its fair value recognized in accumulated comprehensive income.

Investment in joint ventures and other long-term investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The Group reviews the investments for impairment whenever events or changes in circumstances indicate that the carrying amount may no longer be recoverable.

The carrying amounts of the long-term borrowings approximate their fair values because the stated interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable credit risk and maturities.

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2-Includes other inputs that are directly or indirectly observable in the market place

Level 3-Unobservable inputs which are supported by little or no market activity

The carrying values of the Company’s financial instruments approximate their fair values except for the short-term investments.

ASC 820 describes three main approaches for measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the investment in equity securities, real estate investment trusts (“REITs”) and money market instrument classified as trading security is within Level 1 as the Company measures the fair value using quoted trading prices that are published on a regular basis.

Asset acquisition and business combinations

(i) Asset acquisition and business combinations

Pursuant to ASC 805 (“ASC 805”), Business Combinations, the Company determines whether a transaction or other event is a business combination by applying the definition below, which requires that the assets acquired and liabilities assumed constitute a business. If the assets acquired are not a business, the reporting entity shall account for the transaction or other event as an asset acquisition. A business consists of inputs and processes applied to those inputs that have the ability to create outputs. Although businesses usually have outputs, outputs are not required for an integrated set to qualify as a business. The three elements of a business are defined as follows:

a. Input. Any economic resource that creates, or has the ability to create, outputs when one or more processes are applied to it.

b. Process. Any system, standard, protocol, convention, or rule that when applied to an input or inputs, creates or has the ability to create outputs.

c. Output. The result of inputs and processes applied to those inputs that provide or have the ability to provide a return in the form of dividends, lower costs, or other economic benefits directly to investors or other owners, members, or participants.

The Company accounted for its acquisitions of Shandong Renju on March 2, 2015 as asset acquisitions since the acquired entities had no processes in place to apply to inputs to have the ability to create outputs.

Effect of change in estimate

(j) Effect of change in estimate

Revisions in estimated gross profit margins related to percentage of completion revenues are made in the period in which circumstances requiring the revisions become known. During the six months ended June 30, 2016, real estate development projects (Chengdu Xinyuan Splendid I, Chengdu Thriving Family, Suzhou Lake Royal Palace, Kunshan Royal Palace, Zhengzhou Xin City, Beijing Xindo Park, Xi’an Metropolitan, Henan Xin Central I , Zhengzhou Fancy City I, Tianjin Spring Royal Palace), which recognized gross profits in 2015, had changes in their estimated gross profit margins. As of June 30, 2016, each of these projects has a percentage of completion at 31.3% or more. As the unit sales and selling prices were on an upward trend during the six months ended June 30, 2016, the Group revised upwards its prior estimates related to selling prices and total estimated sales values in conjunction with the change in total estimated costs, which led to a decrease of the percentage sold and thus a decrease in the recognized costs. As a result of the changes in estimate above, gross profit, net income and basic and diluted earnings per share increased by US$18.7 million, US$14.0 million, US$0.10 per share, and US$0.10 per share, respectively, for the six months ended June 30, 2016.

Long-term investments

(k) Long-term investments

The Company’s long-term investments consist of cost method investments. In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments- Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment. Cost method accounting is also applied to investments that are not considered as “in-substance” common stock investments, and do not have readily determinable fair values.

Recent Accounting Pronouncements

(l) Recent Accounting Pronouncements

In August 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-14, Revenue from Contracts with Customers-Deferral of the effective date (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of ASU No. 2014-09, Revenue from Contracts with Customers issued in May 2014. According to the amendments in ASU 2015-14, the new revenue guidance ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Group is currently evaluating the method of adoption to be utilized and it cannot currently estimate the financial statement impact of adoption.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes-Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”). The amendments in this update simplify the presentation of deferred income taxes. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in ASU 2015-17 are effective for fiscal years beginning after December 15, 2016 including interim periods within those fiscal years. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The adoption of the guidance is not expected to have significant impact on the Group’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which generally requires companies to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet. This guidance will be effective for us in the first quarter of 2019 on a modified retrospective basis and early adoption is permitted. We are still evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”) which clarifies the implementation guidance on principal versus agent considerations. The guidance includes indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers. This guidance will be effective for us in the first quarter of 2018, with the option to adopt it in the first quarter of 2017. We are still evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting (“ASU 2016-09”) to simplify the accounting for share-based payment transactions, including the income tax consequences, an option to recognize gross share-based compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. This guidance will be effective for us in the first quarter of 2017, and early adoption is permitted. We are still evaluating the effect that this guidance will have on our consolidated financial statements and related disclosures.